Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Impairment, restructuring charges and other related closure costs	$ 2	$ 11	$ 5
Reversal for unused provisions	2	1	2
Bouskoura Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges	3	8
Licenses [Member]
Restructuring Cost And Reserve [Line Items]
Impairment charges	$ 1	$ 4	$ 7